Additional capital disclosures	12 Months Ended
Mar. 31, 2019
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Additional capital disclosures

19. Additional capital disclosures

The key objective of the Company’s capital management is to ensure that it maintains a stable capital structure with the focus on total equity to uphold investor, creditor, and customer confidence and to ensure future development of its business. The Company focused on keeping strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required without impacting the risk profile of the Company.

The Company’s goal is to continue to be able to return excess liquidity to shareholders by continuing to distribute annual dividends in future periods.

The amount of future dividends/ buyback of equity shares will be balanced with efforts to continue to maintain an adequate liquidity status.

The capital structure as at March 31, 2018 and 2019 was as follows:

	As at March 31,
	2018		2019		% Change
Equity attributable to the equity shareholders of the Company	₹	482,936	₹	568,116	17.64%

As percentage of total capital		78%		85%
Current loans, borrowings and bank overdrafts		92,991		71,099
Long-term loans and borrowings		45,268		28,368

Total loans, borrowings and bank overdrafts	₹	138,259	₹	99,467	-28.06%
As percentage of total capital		22%		15%

Total capital (loans, borrowings and bank overdrafts and equity)	₹	621,195	₹	667,583	7.47%

Loans and borrowings represent 22 % and 15% of total capital as at March 31, 2018 and 2019, respectively. The Company is not subjected to any externally imposed capital requirements.